STATEMENT OF COMPLIANCE AND MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
STATEMENT OF COMPLIANCE AND MATERIAL ACCOUNTING POLICIES
Schedule of Exchange Rates of Real for Functional Currencies of Subsidiaries

The following table presents the foreign exchange rate, expressed in Reais for the years indicated, as informed by the Central Bank of Brazil (“BACEN”):

Currency	12/31/2023	12/31/2022	12/31/2021
Dollar (U.S.$)	BRL 4.84	BRL 5.22	BRL 5.58
Pound Sterling (£)	BRL 6.16	BRL 6.28	BRL 7.52
Euro (€)	BRL 5.35	BRL 5.57	BRL 6.32
Yen (¥)	BRL 0.03	BRL 0.04	BRL 0.05

Schedule of reclassification in income statement

The application of the change in accounting policy generated the following reclassification in the income statement in the comparative year:

	12/31/2022	Reclassification	12/31/2022 (Reclassified)
Net sales	39,737,368	(414,582)	39,322,786
Cost of sales	(30,753,137)	196,318	(30,556,819)
Gross profit	8,984,231	(218,264)	8,765,967
Selling expenses	(1,276,279)	—	(1,276,279)
General and administrative expenses	(1,976,331)	218,264	(1,758,067)
Other income, net	1,752,222	—	1,752,222
Operating expenses	(1,500,388)	218,264	(1,282,124)

Profit before equity in earnings of investees, finance results and income taxes	7,483,843	—	7,483,843

	12/31/2021	Reclassification	12/31/2021 (Reclassified)
Net sales	25,865,001	228,153	26,093,154
Cost of sales	(19,864,248)	(398,938)	(20,263,186)
Gross profit	6,000,753	(170,785)	5,829,968

Selling expenses	(723,419)	—	(723,419)
General and administrative expenses	(1,572,357)	170,785	(1,401,572)
Other income, net	382,600	—	382,600
Operating expenses	(1,913,176)	170,785	(1,742,391)

Profit before equity in earnings of investees, finance results and income taxes	4,087,577	—	4,087,577

Disclosure of reconciliation of changes in equity before and after corporate reorganization

Below we present the reconciliation of the Company’s equity as of December 31, 2021 considering the predecessor method:

	Cosan Limited Balance as of February 28, 2021	Predecessor Adjustments (i)	Cosan S.A. Balance Subsequent to the Corporate Reorganization
Share capital	5,328	6,360,525	6,365,853
Treasury shares	—	(583,941)	(583,941)
Additional paid-in capital	2,006,653	(4,984,931)	(2,978,278)
Accumulated other comprehensive loss	(1,978,092)	1,381,798	(596,294)
Retained earnings	5,139,685	1,935,735	7,075,420
Equity attributable to owners of the Company	5,173,574	4,109,186	9,282,760
Equity attributable to non-controlling interest	15,638,932	(4,109,186)	11,529,746
Total shareholders’ equity	20,812,506	—	20,812,506

(i) The predecessor adjustments amount to the difference between the Cosan Limited balance as of February 28, 2021 and the Cosan S.A. balance subsequent to the Corporate Reorganization.